Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Tax-Aware Overlay A Portfolio

June 30, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 46.2%
Information Technology – 12.1%
Communications Equipment – 0.1%
Ciena Corp.(a)	13,840	$632,488
Lumentum Holdings, Inc.(a)	13,890	1,103,144

		1,735,632

Electronic Equipment, Instruments & Components – 0.4%
Avnet, Inc.	22,600	969,088
Belden, Inc.	14,194	756,114
CDW Corp./DE	55,824	8,795,630
Littelfuse, Inc.	3,421	869,071
Novanta, Inc.(a)	8,190	993,201

		12,383,104

IT Services – 1.9%
DigitalOcean Holdings, Inc.(a)	10,638	439,988
FleetCor Technologies, Inc.(a)	24,043	5,051,675
Flywire Corp.(a)	27,901	491,894
Genpact Ltd.	114,686	4,858,099
MongoDB, Inc.(a)	3,400	882,300
PayPal Holdings, Inc.(a)	94,857	6,624,813
Shift4 Payments, Inc. - Class A(a)	17,124	566,119
Visa, Inc. - Class A	226,910	44,676,310

		63,591,198

Semiconductors & Semiconductor Equipment – 2.0%
Analog Devices, Inc.	57,990	8,471,759
Entegris, Inc.	11,324	1,043,280
KLA Corp.	23,848	7,609,420
Kulicke & Soffa Industries, Inc.	10,782	461,578
Lattice Semiconductor Corp.(a)	20,386	988,721
MACOM Technology Solutions Holdings, Inc.(a)	18,170	837,637
Monolithic Power Systems, Inc.	1,400	537,656
NVIDIA Corp.	108,768	16,488,141
NXP Semiconductors NV	81,906	12,124,545
ON Semiconductor Corp.(a)	34,113	1,716,225
QUALCOMM, Inc.	125,306	16,006,589
Synaptics, Inc.(a)	5,564	656,830

		66,942,381

Software – 5.5%
ACI Worldwide, Inc.(a)	37,000	957,930
Adobe, Inc.(a)	27,243	9,972,572
Autodesk, Inc.(a)	90,082	15,490,501
CommVault Systems, Inc.(a)	16,578	1,042,756
Five9, Inc.(a)	7,820	712,715
Freshworks, Inc.(a)	45,600	599,640
HubSpot, Inc.(a)	1,240	372,806
Manhattan Associates, Inc.(a)	9,599	1,100,045
Microsoft Corp.(b)	404,673	103,932,166
Monday.com Ltd.(a)	5,075	523,537

Company	Shares	U.S. $ Value

NortonLifeLock, Inc.	626,854	$13,765,714
Oracle Corp.(b)	343,917	24,029,481
Samsara, Inc.(a)	52,710	588,771
ServiceNow, Inc.(a)	11,800	5,611,136
Smartsheet, Inc. - Class A(a)	21,520	676,374
Varonis Systems, Inc.(a)	23,905	700,895

		180,077,039

Technology Hardware, Storage & Peripherals – 2.2%
Apple, Inc.(b)	470,477	64,323,615
Western Digital Corp.(a)	223,607	10,024,302

		74,347,917

		399,077,271

Health Care – 7.3%
Biotechnology – 1.1%
ADC Therapeutics SA(a)	16,438	130,682
Arcus Biosciences, Inc.(a)	13,320	337,529
Arrowhead Pharmaceuticals, Inc.(a)	11,300	397,873
Ascendis Pharma A/S (ADR)(a)	3,483	323,780
Blueprint Medicines Corp.(a)	6,799	343,418
Coherus Biosciences, Inc.(a)	29,476	213,406
Erasca, Inc.(a)	21,284	118,552
Intellia Therapeutics, Inc.(a)	7,820	404,763
Legend Biotech Corp. (ADR)(a)	6,721	369,655
Regeneron Pharmaceuticals, Inc.(a)	18,141	10,723,689
Ultragenyx Pharmaceutical, Inc.(a)	6,766	403,660
Vertex Pharmaceuticals, Inc.(a)	76,708	21,615,547
Vir Biotechnology, Inc.(a)	14,366	365,902

		35,748,456

Health Care Equipment & Supplies – 1.6%
Align Technology, Inc.(a)	19,830	4,693,166
AtriCure, Inc.(a)	22,710	927,931
Edwards Lifesciences Corp.(a)	158,589	15,080,228
Envista Holdings Corp.(a)	28,550	1,100,317
Insulet Corp.(a)	1,527	332,794
Integra LifeSciences Holdings Corp.(a)	20,030	1,082,221
iRhythm Technologies, Inc.(a)	5,750	621,172
Medtronic PLC	284,929	25,572,378
Silk Road Medical, Inc.(a)	21,056	766,228
Zimmer Biomet Holdings, Inc.	28,009	2,942,626

		53,119,061

Health Care Providers & Services – 2.7%
Acadia Healthcare Co., Inc.(a)	19,370	1,309,993
Elevance Health, Inc.	41,453	20,004,389
Guardant Health, Inc.(a)	10,539	425,143
Inari Medical, Inc.(a)	14,074	956,891
MEDNAX, Inc.(a)	55,780	1,171,938

Company	Shares	U.S. $ Value

R1 RCM, Inc.(a)	41,801	$876,149
UnitedHealth Group, Inc.	123,201	63,279,730

		88,024,233

Health Care Technology – 0.0%
Change Healthcare, Inc.(a)	56,090	1,293,435

Life Sciences Tools & Services – 0.1%
ICON PLC(a)	4,304	932,677
Repligen Corp.(a)	6,943	1,127,543
Syneos Health, Inc.(a)	17,410	1,247,949

		3,308,169

Pharmaceuticals – 1.8%
Intra-Cellular Therapies, Inc.(a)	8,940	510,295
Johnson & Johnson	65,366	11,603,119
Pfizer, Inc.	35,952	1,884,963
Roche Holding AG (Sponsored ADR)	612,844	25,561,723
Viatris, Inc.	23,223	243,145
Zoetis, Inc.	105,826	18,190,431

		57,993,676

		239,487,030

Consumer Discretionary – 5.2%
Auto Components – 0.3%
Dana, Inc.	46,055	647,994
Goodyear Tire & Rubber Co. (The)(a)	620,054	6,640,778
Magna International, Inc. - Class A (United States)	19,870	1,090,863

		8,379,635

Automobiles – 0.3%
Stellantis NV	653,602	8,078,521

Distributors – 0.1%
Pool Corp.	3,750	1,317,113

Diversified Consumer Services – 0.0%
ADT, Inc.	112,350	690,952
Mister Car Wash, Inc.(a)	54,818	596,420

		1,287,372

Hotels, Restaurants & Leisure – 0.4%
Booking Holdings, Inc.(a)	5,116	8,947,833
Dine Brands Global, Inc.	13,310	866,215
Dutch Bros, Inc. - Class A(a)	15,810	500,386
Hilton Grand Vacations, Inc.(a)	17,890	639,210
Papa John’s International, Inc.	10,251	856,163
Planet Fitness, Inc. - Class A(a)	17,169	1,167,664
Scientific Games Corp./DE - Class A(a)	12,290	577,507
Vail Resorts, Inc.	4,000	872,200

		14,427,178

Company	Shares	U.S. $ Value

Household Durables – 0.1%
KB Home	25,740	$732,560
NVR, Inc.(a)	175	700,725
PulteGroup, Inc.	28,140	1,115,188
Taylor Morrison Home Corp.(a)	23,436	547,465
TopBuild Corp.(a)	4,327	723,301

		3,819,239

Internet & Direct Marketing Retail – 1.4%
Amazon.com, Inc.(a) (b)	403,740	42,881,225
Etsy, Inc.(a)	48,547	3,554,126

		46,435,351

Leisure Products – 0.0%
Latham Group, Inc.(a)	78,722	545,544

Specialty Retail – 2.0%
AutoZone, Inc.(a)	9,578	20,584,271
Dynatrace, Inc.(a)	26,990	1,064,486
Five Below, Inc.(a)	7,152	811,251
Floor & Decor Holdings, Inc. - Class A(a)	12,560	790,778
Home Depot, Inc. (The)	111,512	30,584,396
Lithia Motors, Inc.	3,801	1,044,553
National Vision Holdings, Inc.(a)	20,357	559,817
Sally Beauty Holdings, Inc.(a)	59,730	711,982
TJX Cos., Inc. (The)	143,048	7,989,231
Williams-Sonoma, Inc.	8,697	964,932

		65,105,697

Textiles, Apparel & Luxury Goods – 0.6%
Carter’s, Inc.	12,810	902,849
Deckers Outdoor Corp.(a)	4,015	1,025,230
NIKE, Inc. - Class B	168,329	17,203,224
Ralph Lauren Corp.	9,220	826,573
Tapestry, Inc.	28,430	867,683

		20,825,559

		170,221,209

Financials – 4.8%
Banks – 2.3%
Bank of America Corp.	899,292	27,994,960
Comerica, Inc.	16,870	1,237,921
First BanCorp./Puerto Rico	86,360	1,114,908
First Citizens BancShares, Inc./NC - Class A	2,030	1,327,173
First Hawaiian, Inc.	42,910	974,486
Pinnacle Financial Partners, Inc.	8,760	633,436
PNC Financial Services Group, Inc. (The)	64,594	10,190,995
Signature Bank/New York NY	2,900	519,709
Synovus Financial Corp.	25,998	937,228
Texas Capital Bancshares, Inc.(a)	18,803	989,790
Webster Financial Corp.	21,484	905,551
Wells Fargo & Co.	674,285	26,411,743
Wintrust Financial Corp.	14,150	1,134,122
Zions Bancorp NA	20,776	1,057,498

		75,429,520

Company	Shares	U.S. $ Value

Capital Markets – 1.4%
Ares Management Corp. - Class A	15,596	$886,788
Goldman Sachs Group, Inc. (The)	82,485	24,499,695
LPL Financial Holdings, Inc.	103,721	19,134,450
Moelis & Co. - Class A	21,799	857,791
PJT Partners, Inc. - Class A	9,160	643,765
Stifel Financial Corp.	12,790	716,496

		46,738,985

Consumer Finance – 0.0%
Fisker, Inc.(a)	27,840	238,589

Insurance – 1.1%
American Financial Group, Inc./OH	7,253	1,006,789
Goosehead Insurance, Inc. - Class A	5,696	260,136
Hanover Insurance Group, Inc. (The)	7,120	1,041,300
Kemper Corp.	15,310	733,349
Kinsale Capital Group, Inc.	4,457	1,023,506
Progressive Corp. (The)	154,573	17,972,203
Selective Insurance Group, Inc.	10,560	918,086
Trupanion, Inc.(a)	12,240	737,582
Willis Towers Watson PLC	61,985	12,235,219

		35,928,170

Thrifts & Mortgage Finance – 0.0%
BankUnited, Inc.	27,446	976,254

		159,311,518

Communication Services – 4.8%
Diversified Telecommunication Services – 0.7%
Comcast Corp. - Class A	600,555	23,565,778

Entertainment – 0.3%
Take-Two Interactive Software, Inc.(a)	76,318	9,351,244

Interactive Media & Services – 3.1%
Alphabet, Inc. - Class C(a)	35,638	77,956,343
Meta Platforms, Inc. - Class A(a) (b)	141,383	22,798,009

		100,754,352

Media – 0.0%
Criteo SA (Sponsored ADR)(a)	33,592	819,645

Wireless Telecommunication Services – 0.7%
T-Mobile US, Inc.(a)	172,148	23,160,792

		157,651,811

Industrials – 4.7%
Aerospace & Defense – 0.8%
Axon Enterprise, Inc.(a)	10,793	1,005,584
Curtiss-Wright Corp.	5,300	699,918
Howmet Aerospace, Inc.	28,570	898,527
L3Harris Technologies, Inc.	7,139	1,725,496
Raytheon Technologies Corp.	232,490	22,344,614
Spirit AeroSystems Holdings, Inc. - Class A	31,930	935,549

		27,609,688

Company	Shares	U.S. $ Value

Airlines – 0.0%
SkyWest, Inc.(a)	25,623	$544,489

Building Products – 0.4%
Armstrong World Industries, Inc.	11,580	868,037
Carlisle Cos., Inc.	3,810	909,104
Masonite International Corp.(a)	10,256	787,969
Otis Worldwide Corp.	151,760	10,724,879
Trex Co., Inc.(a)	14,244	775,158

		14,065,147

Commercial Services & Supplies – 0.1%
MillerKnoll, Inc.	29,290	769,448
Tetra Tech, Inc.	8,180	1,116,979

		1,886,427

Construction & Engineering – 0.6%
AECOM	269,320	17,565,050
Arcosa, Inc.	19,020	883,099
Dycom Industries, Inc.(a)	13,030	1,212,311
WillScot Mobile Mini Holdings Corp.(a)	26,690	865,290

		20,525,750

Electrical Equipment – 0.9%
AMETEK, Inc.	7,249	796,593
Eaton Corp. PLC	116,795	14,715,002
Regal Rexnord Corp.	101,494	11,521,599
Sensata Technologies Holding PLC	20,220	835,288
Vertiv Holdings Co.	88,770	729,689

		28,598,171

Industrial Conglomerates – 0.1%
Honeywell International, Inc.	14,903	2,590,291

Machinery – 0.1%
IDEX Corp.	3,090	561,237
Ingersoll Rand, Inc.	19,523	821,528
ITT, Inc.	10,770	724,175
Middleby Corp. (The)(a)	6,320	792,275
Oshkosh Corp.	9,640	791,829
Timken Co. (The)	12,760	676,918

		4,367,962

Marine – 0.1%
Kirby Corp.(a)	17,760	1,080,518
Star Bulk Carriers Corp.	29,520	737,705

		1,818,223

Professional Services – 0.5%
Booz Allen Hamilton Holding Corp.	118,591	10,715,883
Korn Ferry	14,200	823,884
Robert Half International, Inc.	48,716	3,648,341

		15,188,108

Company	Shares	U.S. $ Value

Road & Rail – 1.0%
CSX Corp.	646,396	$18,784,268
Knight-Swift Transportation Holdings, Inc.	282,604	13,081,739
TFI International, Inc.	9,090	729,745
XPO Logistics, Inc.(a)	21,670	1,043,627

		33,639,379

Trading Companies & Distributors – 0.1%
GATX Corp.	2,380	224,101
Herc Holdings, Inc.	9,170	826,676
SiteOne Landscape Supply, Inc.(a)	7,374	876,547
United Rentals, Inc.(a)	6,952	1,688,710

		3,616,034

		154,449,669

Consumer Staples – 2.7%
Beverages – 0.9%
Coca-Cola Co., (The)	333,763	20,997,031
Constellation Brands, Inc. - Class A	40,703	9,486,241

		30,483,272

Food & Staples Retailing – 1.0%
Costco Wholesale Corp.	20,535	9,842,015
Grocery Outlet Holding Corp.(a)	15,060	642,008
Walmart, Inc.	198,132	24,088,888

		34,572,911

Food Products – 0.1%
Freshpet, Inc.(a)	14,341	744,154
Hain Celestial Group, Inc. (The)(a)	37,914	900,078
Nomad Foods Ltd.(a)	57,651	1,152,444

		2,796,676

Household Products – 0.7%
Procter & Gamble Co., (The)	154,390	22,199,738

		90,052,597

Energy – 1.6%
Energy Equipment & Services – 0.4%
Baker Hughes Co. - Class A	342,483	9,887,484
Cactus, Inc. - Class A	27,670	1,114,271
Helmerich & Payne, Inc.	21,040	905,983
Patterson-UTI Energy, Inc.	53,000	835,280

		12,743,018

Oil, Gas & Consumable Fuels – 1.2%
Cameco Corp.	31,150	654,773
Chevron Corp.	102,193	14,795,502
ConocoPhillips	40,009	3,593,208
Coterra Energy, Inc.	18,438	475,516
EOG Resources, Inc.	151,386	16,719,070
HF Sinclair Corp.	21,691	979,566
Magnolia Oil & Gas Corp. - Class A	30,980	650,270
Matador Resources Co.	17,810	829,768
Ovintiv, Inc.	19,290	852,425
Valero Energy Corp.	19,488	2,071,185

		41,621,283

		54,364,301

Company	Shares	U.S. $ Value

Real Estate – 1.4%
Equity Real Estate Investment Trusts (REITs) – 1.4%
American Campus Communities, Inc.	175,801	$11,333,890
American Tower Corp.	31,475	8,044,695
Broadstone Net Lease, Inc. - Class A	41,210	845,217
Camden Property Trust	9,239	1,242,461
Cousins Properties, Inc.	25,999	759,951
CubeSmart	21,837	932,877
Mid-America Apartment Communities, Inc.	54,232	9,472,703
Physicians Realty Trust	80,490	1,404,550
Prologis, Inc.	79,995	9,411,412
Safehold, Inc.	16,086	568,962
STAG Industrial, Inc.	20,220	624,394

		44,641,112

Utilities – 1.0%
Electric Utilities – 1.0%
American Electric Power Co., Inc.	212,513	20,388,497
IDACORP, Inc.	13,554	1,435,640
NextEra Energy, Inc.	116,378	9,014,640

		30,838,777

Gas Utilities – 0.0%
Southwest Gas Holdings, Inc.	10,355	901,713

		31,740,490

Materials – 0.6%
Chemicals – 0.4%
FMC Corp.	7,590	812,206
Huntsman Corp.	29,300	830,655
Innospec, Inc.	6,970	667,656
Linde PLC	52,111	14,983,476

		17,293,993

Containers & Packaging – 0.1%
Berry Global Group, Inc.(a)	24,930	1,362,175
Sealed Air Corp.	10,759	621,010

		1,983,185

Metals & Mining – 0.1%
Allegheny Technologies, Inc.(a)	37,550	852,761
Carpenter Technology Corp.	14,841	414,212
Reliance Steel & Aluminum Co.	4,477	760,463

		2,027,436

		21,304,614

Total Common Stocks (cost $956,742,558)		1,522,301,622

Company	Shares		U.S. $ Value

INVESTMENT COMPANIES – 40.8%
Funds and Investment Trusts – 40.8%(c) (d)
AB All Market Real Return Portfolio - Class Z		35,714,541	$329,645,215
AB International Small Cap Portfolio - Class Z		16,944,569	168,767,912
Bernstein International Strategic Equities Portfolio - Class Z		63,660,913	699,633,433
Bernstein Small Cap Core Portfolio - Class Z		4,598,305	54,673,842
Sanford C Bernstein Fund, Inc. - Emerging Markets Portfolio - Class Z		3,522,047	89,037,352

Total Investment Companies (cost $1,274,799,849)			1,341,757,754

	Notional Amount

OPTIONS PURCHASED - PUTS – 2.1%
Options on Equity Indices – 2.1%
Euro STOXX 50 Index Expiration: Jun 2023; Contracts: 34,980; Exercise Price: EUR 2,700.00; Counterparty: UBS AG(a)	EUR	94,446,000	4,461,445
FTSE 100 Index Expiration: Apr 2023; Contracts: 6,690; Exercise Price: GBP 6,000.00; Counterparty: UBS AG(a)	GBP	40,140,000	1,760,784
Nikkei 225 Index Expiration: Jun 2023; Contracts: 442,000; Exercise Price: JPY 21,500.00; Counterparty: UBS AG(a)	JPY	9,503,000,000	2,588,996
S&P 500 Index Expiration: Jan 2023; Contracts: 260,300; Exercise Price: USD 3,700.00; Counterparty: UBS AG(a)	USD	963,110,000	60,597,902

Total Options Purchased - Puts (premiums paid $41,997,285)			69,409,127

	Shares

SHORT-TERM INVESTMENTS – 11.0%
Investment Companies – 11.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.30%(c) (d) (e) (cost $360,407,721)		360,407,721	360,407,721

Total Investments – 100.1% (cost $2,633,947,413)(f)			3,293,876,224
Other assets less liabilities – (0.1)%			(2,142,850)

Net Assets – 100.0%			$3,291,733,374

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
FTSE 100 Index Futures	112	September 2022	$9,708,603	$(23,323)
Hang Seng Index Futures	492	July 2022	68,168,221	(1,036,917)
Nikkei 225 (OSE) Futures	86	September 2022	16,720,814	(775,791)
OMXS 30 Index Futures	1,518	June 2022	28,073,893	(2,056,995)
S&P 500 E-Mini Futures	51	September 2022	9,663,225	102,338
S&P/TSX 60 Index Futures	345	September 2022	61,243,396	(5,331,152)
SPI 200 Futures	345	September 2022	38,464,970	(320,683)
U.S. T-Note 2 Yr (CBT) Futures	1,872	September 2022	393,149,252	(1,113,724)
U.S. T-Note 10 Yr (CBT) Futures	4,622	September 2022	547,851,438	(6,673,731)
U.S. Ultra Bond (CBT) Futures	1,215	September 2022	187,527,656	(5,482,695)
Sold Contracts
E-Mini Russell 2000 Futures	785	September 2022	67,039,000	2,697,422
Euro STOXX 50 Index Futures	343	September 2022	12,368,566	135,652
FTSE 100 Index Futures	1,639	September 2022	142,074,998	(255,633)
MSCI Emerging Markets Futures	296	September 2022	14,839,960	20,693
MSCI Singapore IX ETS Futures	1,093	July 2022	22,071,630	907,403
OMXS 30 Index Futures	4,529	June 2022	83,759,328	5,262,373
OMXS 30 Index Futures	3,310	July 2022	60,523,033	548,493
S&P 400 E-Mini Futures	212	September 2022	48,081,600	2,344,326
S&P 500 E-Mini Futures	2,146	September 2022	406,613,350	11,930,002
S&P/TSX 60 Index Futures	1,137	September 2022	201,836,933	1,438,383
TOPIX Index Futures	862	September 2022	118,836,306	4,728,675

				$7,045,116

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	56,604	JPY	7,226,685	07/15/2022	$(3,311,012)
Bank of America, NA	CAD	43,797	USD	34,127	07/21/2022	100,973
Bank of America, NA	USD	6,116	AUD	8,687	07/21/2022	(119,393)
Bank of America, NA	GBP	196,370	USD	246,377	08/25/2022	7,110,953
Bank of America, NA	USD	80,457	NOK	804,275	09/22/2022	1,341,019
Citibank, NA	USD	115,894	EUR	109,434	07/28/2022	(1,040,314)
Deutsche Bank AG	EUR	195,456	USD	206,577	07/28/2022	1,440,304
Goldman Sachs Bank USA	USD	12,862	JPY	1,631,223	07/15/2022	(832,282)
HSBC Bank USA	CHF	158,144	USD	170,048	07/13/2022	4,316,901
HSBC Bank USA	CHF	121,384	USD	122,236	07/13/2022	(4,972,398)
HSBC Bank USA	USD	7,347	CHF	7,305	07/13/2022	308,848
HSBC Bank USA	USD	166,032	JPY	21,259,338	07/15/2022	(9,256,419)
HSBC Bank USA	AUD	132,653	USD	92,958	07/21/2022	1,385,532
HSBC Bank USA	CAD	43,269	USD	33,368	07/21/2022	(247,023)
HSBC Bank USA	USD	68,463	AUD	99,329	07/21/2022	105,765
HSBC Bank USA	USD	92,505	CAD	119,362	07/21/2022	225,954
HSBC Bank USA	EUR	106,520	USD	111,419	07/28/2022	(376,341)
HSBC Bank USA	USD	38,166	EUR	36,022	07/28/2022	(360,092)
HSBC Bank USA	USD	8,446	GBP	6,935	08/25/2022	4,146
HSBC Bank USA	NZD	7,275	USD	4,696	08/26/2022	154,668
HSBC Bank USA	USD	41,328	NZD	65,805	08/26/2022	(251,964)
HSBC Bank USA	SEK	174,375	USD	17,072	09/22/2022	(30,715)
HSBC Bank USA	USD	9,238	SEK	93,292	09/22/2022	(88,275)
JPMorgan Chase Bank, NA	USD	19,792	CHF	18,973	07/13/2022	91,583
JPMorgan Chase Bank, NA	JPY	1,249,225	USD	9,695	07/15/2022	482,797

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	USD	49,187	AUD	68,473	07/21/2022	$(1,918,845)
JPMorgan Chase Bank, NA	USD	20,907	CAD	26,459	07/21/2022	(351,760)
JPMorgan Chase Bank, NA	EUR	24,244	USD	26,059	07/28/2022	614,371
Morgan Stanley & Co., Inc.	CHF	5,405	USD	5,549	07/13/2022	(114,755)
Morgan Stanley & Co., Inc.	USD	130,104	CHF	124,624	07/13/2022	499,838
Morgan Stanley & Co., Inc.	JPY	24,305,210	USD	186,314	07/15/2022	7,076,970
Morgan Stanley & Co., Inc.	AUD	52,494	USD	37,624	07/21/2022	1,386,651
Morgan Stanley & Co., Inc.	CAD	81,869	USD	64,218	07/21/2022	614,727
Morgan Stanley & Co., Inc.	USD	31,068	AUD	45,025	07/21/2022	13,391
Morgan Stanley & Co., Inc.	USD	34,912	AUD	49,145	07/21/2022	(986,441)
Morgan Stanley & Co., Inc.	USD	8,554	EUR	8,077	07/28/2022	(76,724)
Morgan Stanley & Co., Inc.	USD	56,517	GBP	46,094	08/25/2022	(353,736)
Morgan Stanley & Co., Inc.	USD	20,592	NOK	204,643	09/22/2022	220,975
UBS AG	USD	113,435	CAD	141,852	07/21/2022	(3,231,272)
UBS AG	USD	98,061	SEK	999,186	09/22/2022	(62,029)

						$(485,424)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
CDX-NAHY Series 38, 5 Year Index, 06/20/2027*	5.00%	Quarterly	5.76%	USD	145,431	$(4,038,303)	$(4,076,545)	$38,242

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Monthly	CHF	8,670	09/16/2022	$(516,919)

(a)	Non-income producing security.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)

As of June 30, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $792,167,625 and gross unrealized depreciation of investments was $(126,157,799), resulting in net unrealized appreciation of $666,009,826.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

REIT – Real Estate Investment Trust

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay A Portfolio

June 30, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$1,522,301,622	$—	$—	$1,522,301,622
Investment Companies	1,341,757,754	—	—	1,341,757,754
Options Purchased – Puts	—	69,409,127	—	69,409,127
Short-Term Investments:	360,407,721	—	—	360,407,721

Total Investments in Securities	3,224,467,097	69,409,127	—	3,293,876,224
Other Financial Instruments(b):
Assets:
Futures	30,115,760	—	—	30,115,760
Forward Currency Exchange Contracts	—	27,496,366	—	27,496,366
Liabilities:
Futures	(23,070,644)	—	—	(23,070,644)
Forward Currency Exchange Contracts	—	(27,981,790)	—	(27,981,790)
Centrally Cleared Credit Default Swaps	—	(4,038,303)	—	(4,038,303)
Total Return Swaps	—	(516,919)	—	(516,919)

Total	$3,231,512,213	$64,368,481	$—	$3,295,880,694

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2022 is as follows:

							Distributions
Fund	Market Value 09/30/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 06/30/2022 (000)	Dividend Income (000)	Realized Gains (000)
Government Money Market Portfolio	$448,577	$1,257,764	$1,345,933	$0	$0	$360,408	$670	$0
AB All Market Real Return Portfolio	337,624	103,429	73,175	1,633	(39,866)	329,645	0	0
Bernstein Fund, Inc. - International Small Cap Portfolio	244,421	9,174	24,000	(1,022)	(59,805)	168,768	0	0
Bernstein Fund, Inc. - International Strategic Equities Portfolio	933,674	53,656	102,000	1,416	(187,113)	699,633	0	0
Bernstein Fund, Inc. - Small Cap Core Portfolio	73,201	4,350	6,600	1,672	(17,949)	54,674	0	0
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio	107,381	9,700	0	0	(28,044)	89,037	0	0
Total	$2,144,878	$1,438,073	$1,551,708	$3,699	$(332,777)	$1,702,165	$670	$0